                             MERCANTILE FUNDS, INC.

                             Prime Money Market Fund
                          Government Money Market Fund
                          Tax-Exempt Money Market Fund
                           Limited Maturity Bond Fund
                             Total Return Bond Fund
                          Maryland Tax-Exempt Bond Fund
                        Intermediate Tax-Exempt Bond Fund
                          National Tax-Exempt Bond Fund
                              Growth & Income Fund
                               Equity Income Fund
                               Equity Growth Fund
                           Capital Opportunities Fund
                            International Equity Fund
                          Diversified Real Estate Fund

                           (collectively, the "Funds")

                        Supplement dated November 4, 2002
                   to the Class A, Class B and Class C Shares
                       Prospectus dated September 30, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Capital Opportunities Fund

1. Effective December 4, 2002, the section entitled "Principal Investment Strategies" on page 41 of the Prospectus is amended and restated in its entirety to read as follows:

       The Fund invests primarily in the common stocks of small companies with market capitalizations of $1.5 billion or less at the time of purchase. The Fund may also invest in preferred stock and securities convertible into common stock. There is no minimum credit rating for the Fund's investments in convertible securities. In addition, the Fund also may invest without limit in securities - generally common stock - of companies offering shares in initial public offerings ("IPOs").

       Securities purchased by the Fund will generally be publicly-traded common stocks of U.S. companies. The Fund also may invest up to 25% of its total assets in foreign equity securities, either directly or indirectly, through sponsored ADRs. ADRs that are denominated in U.S. dollars and traded on a U.S. exchange will not be treated as foreign securities for purposes of the 25% limitation on foreign securities.

       In managing the Fund, the Sub-Advisor uses a blended investment strategy that utilizes both a growth and value investment style. Each investment style is managed by a separate investment team of the Sub-Advisor. The Sub-Advisor will monitor the performance of each investment style of the blended strategy and, to the extent that it deems appropriate to maintain a neutral blended strategy, may periodically rebalance the allocation of the Fund's assets between growth and value stocks.

       In selecting growth stocks for the Fund's portfolio, the Sub-Advisor utilizes a bottom-up process which seeks to identify small companies with high expected growth and revenues and that are believed to be leaders, or are expected to become leaders, in their respective market niches. This process involves assessing a stock's current valuation by reviewing historical factors such as price-to-earnings, price-to-book, and price-to-free cash flow ratios, and revenues, as well as historic projected earnings and growth rates, and evaluating a company by looking at the capability of the management team, the strength of the company's position within its industry, the potential for the company to develop new products or markets, the company's return on equity and the company's financial and accounting policies.

       In selecting value stocks for the Fund's portfolio, the Sub-Advisor identifies small companies whose stock prices appear low relative to their underlying value or future earnings potential. The Sub-Advisor considers the financial strength of a company, its management, the prospects for its industry and any anticipated changes within the company that might suggest a more favorable outlook going forward, with a focus on stocks whose prices are historically low based on a given financial measure such as profits, book value or cash flow.

        The Sub-Advisor may sell a growth stock as a result of an adverse change in the issuing company's competitive position or ability to execute its growth plan or because of a significant earnings shortfall. The Sub-Advisor may sell a value stock when there is a negative change in company fundamentals and/or relative valuations or when price appreciation leads to overvaluation relative to the valuation target.

       The Fund may emphasize, from time to time, particular companies or market sectors, such as technology, in attempting to achieve its investment objective.

       The Fund may trade its investments frequently in trying to achieve its investment objective.

2. Effective December 4, 2002, the following sidebar is added next to the section entitled "Principal Investment Strategies" on page 41 of the
       Prospectus:

       Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

3. Effective December 4, 2002, the last sentence of the first paragraph under the section entitled "Principal Investment Risks" on page 42 of the Prospectus is revised to read as follows:

       In addition, the Fund is subject to the additional risk that the growth stocks and value stocks which it typically holds may not perform as well as other types of stocks even in times of rising markets.

4. Effective December 4, 2002, the third paragraph under the section entitled "Management of the Company -- Sub-Advisor - Capital Opportunities Fund" on page 83 of the Prospectus is revised to read as follows:

      Gerald S. Frey, Managing Director and Chief Investment Officer, and Christopher S. Beck, CFA, Vice President and Senior Portfolio Manager, are responsible for the day-to-day management of the Fund. Mr. Frey manages the growth investment style of the Fund's blended investment strategy. Mr. Beck manages the value investment style of the Fund's blended investment strategy.

      Mr. Frey joined Delaware in 1996 and has 24 years of investment experience. He is assisted by Francis Houghton, Jr., Vice president/Senior Portfolio Manager, who joined Lynch & Mayer in 1990, which merged into Delaware Investment Advisors in 1990, and has 35 years of investment experience. Also assisting is Marshall T. Bassett, Vice President/Portfolio Manager, who joined Delaware in 1997 and has 12 years of investment experience; John A. Heffern, Vice President/Portfolio Manager, who joined Delaware in 1997 and has 8 years of investment experience; Jeffrey W. Hynoski, Vice President/Portfolio Manager, who joined Delaware in 1998; Steven T. Lampe, Vice President/Portfolio Manager, who joined Delaware in 1995; and Lori P. Wachs, Vice President/Portfolio Manager, who joined Delaware in 1992.

      Mr. Beck joined Delaware in 1997 and has 20 years of investment experience. He is assisted by Michael E. Hughes, CFA, Assistant Vice President/Equity Analyst, who joined Delaware in 2002 and has 6 years of investment experience. Also assisting is Michael Shrekgast, Equity Analyst, who joined Delaware in 2002 and has 4 years of investment experience.

                             MERCANTILE FUNDS, INC.
                             Prime Money Market Fund
                          Government Money Market Fund
                          Tax-Exempt Money Market Fund
                           Limited Maturity Bond Fund
                             Total Return Bond Fund
                          Maryland Tax-Exempt Bond Fund
                        Intermediate Tax-Exempt Bond Fund
                          National Tax-Exempt Bond Fund
                              Growth & Income Fund
                               Equity Income Fund
                               Equity Growth Fund
                           Capital Opportunities Fund
                            International Equity Fund
                          Diversified Real Estate Fund

                           (collectively, the "Funds")

                        Supplement dated November 4, 2002
                     to the Institutional Shares Prospectus
                            dated September 30, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Capital Opportunities Fund

1. Effective December 4, 2002, the section entitled "Principal Investment Strategies" on page 32 of the Prospectus is amended and restated in its entirety to read as follows:

       The Fund invests primarily in the common stocks of small companies with market capitalizations of $1.5 billion or less at the time of purchase. The Fund may also invest in preferred stock and securities convertible into common stock. There is no minimum credit rating for the Fund's investments in convertible securities. In addition, the Fund also may invest without limit in securities - generally common stock - of companies offering shares in initial public offerings ("IPOs").

       Securities purchased by the Fund will generally be publicly-traded common stocks of U.S. companies. The Fund also may invest up to 25% of its total assets in foreign equity securities, either directly or indirectly, through sponsored ADRs. ADRs that are denominated in U.S. dollars and traded on a U.S. exchange will not be treated as foreign securities for purposes of the 25% limitation on foreign securities.

       In managing the Fund, the Sub-Advisor uses a blended investment strategy that utilizes both a growth and value investment style. Each investment style is managed by a separate investment team of the Sub-Advisor. The Sub-Advisor will monitor the performance of each investment style of the blended strategy and, to the extent that it deems appropriate to maintain a neutral blended strategy, may periodically rebalance the allocation of the Fund's assets between growth and value stocks.

       In selecting growth stocks for the Fund's portfolio, the Sub-Advisor utilizes a bottom-up process which seeks to identify small companies with high expected growth and revenues and that are believed to be leaders, or are expected to become leaders, in their respective market niches. This process involves assessing a stock's current valuation by reviewing historical factors such as price-to-earnings, price-to-book, and price-to-free cash flow ratios, and revenues, as well as historic projected earnings and growth rates, and evaluating a company by looking at the capability of the management team, the strength of the company's position within its industry, the potential for the company to develop new products or markets, the company's return on equity and the company's financial and accounting policies.

       In selecting value stocks for the Fund's portfolio, the Sub-Advisor identifies small companies whose stock prices appear low relative to their underlying value or future earnings potential. The Sub-Advisor considers the financial strength of a company, its management, the prospects for its industry and any anticipated changes within the company that might suggest a more favorable outlook going forward, with a focus on stocks whose prices are historically low based on a given financial measure such as profits, book value or cash flow.

       The Sub-Advisor may sell a growth stock as a result of an adverse change in the issuing company's competitive position or ability to execute its growth plan or because of a significant earnings shortfall. The Sub-Advisor may sell a value stock when there is a negative change in company fundamentals and/or relative valuations or when price appreciation leads to overvaluation relative to the valuation target.

       The Fund may emphasize, from time to time, particular companies or market sectors, such as technology, in attempting to achieve its investment objective.

       The Fund may trade its investments frequently in trying to achieve its investment objective.

2. Effective December 4, 2002, the following sidebar is added next to the section entitled "Principal Investment Strategies" on page 32 of the
       Prospectus:

       Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

3. Effective December 4, 2002, the last sentence of the first paragraph under the section entitled "Principal Investment Risks" on page 33 of the Prospectus is revised to read as follows:

       In addition, the Fund is subject to the additional risk that the growth stocks and value stocks which it typically holds may not perform as well as other types of stocks even in times of rising markets.

4. Effective December 4, 2002, the third paragraph under the section entitled "Management of the Company -- Sub-Advisor - Capital Opportunities Fund" on page 54 of the Prospectus is revised to read as follows:

       Gerald S. Frey, Managing Director and Chief Investment Officer, and Christopher S. Beck, CFA, Vice President and Senior Portfolio Manager, are responsible for the day-to-day management of the Fund. Mr. Frey manages the growth investment style of the Fund's blended investment strategy. Mr. Beck manages the value investment style of the Fund's blended investment strategy.

       Mr. Frey joined Delaware in 1996 and has 24 years of investment experience. He is assisted by Francis Houghton, Jr., Vice president/Senior Portfolio Manager, who joined Lynch & Mayer in 1990, which merged into Delaware Investment Advisors in 1990, and has 35 years of investment experience. Also assisting is Marshall T. Bassett, Vice President/Portfolio Manager, who joined Delaware in 1997 and has 12 years of investment experience; John A. Heffern, Vice President/Portfolio Manager, who joined Delaware in 1997 and has 8 years of investment experience; Jeffrey W. Hynoski, Vice President/Portfolio Manager, who joined Delaware in 1998; Steven T. Lampe, Vice President/Portfolio Manager, who joined Delaware in 1995; and Lori P. Wachs, Vice President/Portfolio Manager, who joined Delaware in 1992.

       Mr. Beck joined Delaware in 1997 and has 20 years of investment experience. He is assisted by Michael E. Hughes, CFA, Assistant Vice President/Equity Analyst, who joined Delaware in 2002 and has 6 years of investment experience. Also assisting is Michael Shrekgast, Equity Analyst, who joined Delaware in 2002 and has 4 years of investment experience.

                                      -3-